Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Events After Reporting Period Text Block Abstract
SUBSEQUENT EVENTS

NOTE 9 - SUBSEQUENT EVENTS:

A.	Exercise of ordinary shares purchase warrants

On July 18, 2022 the Company and Armistice Capital Fund Ltd (“Armistice") entered into an agreement according which in consideration for Armistice agreeing to exercise $2.0 million of its existing warrants which equals warrants to purchase 2,380,953 of the Company’s ordinary shares at a reduced exercise price of $0.84 , the Company agreed to issue a new ordinary warrant for 9,245,239 warrant shares equal to the aggregate of (a) 2,976,192 warrant shares (125% of the 2,380,953 ordinary shares issued as a result of the Existing Warrant Exercise) and (b) the balance of 6,269,047 warrants held by Armistice in the Company whose exercise price will be reduced to $0.93. The 6,269,047 currently outstanding warrants held by Armistice will be cancelled. The 9,245,239 warrants will be initially exercisable commencing 6 months following July 18, 2022, have a term of exercise until April 20,2028 and an exercise price of $0.93.

In connection with the agreement with Armistice the exercise price of 1,583,457 Ordinary Warrants held by Lind Global will be reduced to an exercise price equal to $0.93 and have a term of exercise until April 30, 2028.

B.	Major shareholder commitment

On October 6, 2022, the major shareholder of the Company, committed to finance the Company’s operations for the next 12 months until November 30, 2023 provided and as long as the major shareholder continue to be a controlling shareholder and/or the Company cannot be financed externally from any other sources and/or until a sum of $10 million be received by the Company for its operations this year, whichever is earlier. In exchange, for providing this commitment, the controlling shareholder will be entitled to an allotment of 2.5 million shares and 2.5 million warrants (cashless) at an exercise price of $0.22 as of the day of giving this commitment.

C.	Private placement

On October 20, 2022, G Medical Innovations Holdings Ltd. (the “Company”) entered into an agreement with Rubini in connection with a private placement investment for 2,777,777 ordinary shares, par value $0.09 per share (“Ordinary Shares”) and warrants to purchase 2,777,777 Ordinary Shares with price of $0.18 per share and associated warrant, for an aggregate consideration of $500. The warrants are exercisable at any time beginning 30 days after issuance with a term of five years from issuance. In connection with this private placement investment, Rubini and Company agreed, inter alia, to amend the applicable interest rate and conversion price adjustment date of the 10% Convertible Debenture, originally dated April 7, 2021, as amended and restated on June 1, 2022.

D.	Reverse stock split

On November 15, 2022, the Company’s shareholders approved, a 35-for-1 consolidation (hereinafter referred to as a reverse stock split of 35:1) of the Company’s ordinary shares pursuant to which holders of the Company’s ordinary shares received one ordinary share for every 35 ordinary share held. All ordinary shares (issued and unissued) will be consolidated on the basis that every 35 ordinary shares of par value $0.09 will be consolidated into one ordinary share of par value $3.15, such that the authorized ordinary share capital of the Company following such consolidation is $315,000,000 divided into 100,000,000 ordinary shares of a par value of $3.15 each. The Company’s shareholders also approved an increase in the Company's share capital by 42,857,143 ordinary shares such that the Company's total authorized share capital will be 100,000,000 ordinary shares going forward.

Following is a table which presents the loss per share before the change.

Loss per share have been calculated using the weighted average number of shares in issue during the relevant financial periods, the weighted average number of equity shares in issue and loss for the period as follows:

	For the six month period ended June 30, 2022	For the six month period ended June 30, 2021

Loss for the year attributable to shareholders	(13,021)	(4,694)
Weighted average number of ordinary shares	18,005,932	9,224,389
Basic loss per share in USD	$(0.72)	$(0.51)

NOTE 24 - SUBSEQUENT EVENTS:

A.	Ordinary shares granted to private placement

On January 30, 2022, the Company entered into a securities purchase agreement to issue, in a private placement, 2,420,000 ordinary shares (or pre-funded warrants in lieu thereof) and warrants to purchase up to an aggregate of 2,420,000 ordinary shares, at a purchase price of $5.00 per ordinary share (or pre-funded warrant) and associated warrant, for gross proceeds to the Company of approximately $10 million, after deducting placement agent fees and other offering expenses payable by the Company. The warrants have an exercise price of $5.00 per ordinary share and are exercisable immediately upon issuance, and will have a term of five years from the date of issuance. Part of the proceeds was used to repay $2.4 million in cash on a $5.8 million face value of the convertible loan issued to Lind Partners in accordance with the terms of the agreement.

B.	list of potential customers acquired

On February 28, 2022, the Company acquired a list of potential customers from a variety of different organizations that would allow the expansion of COVID-19 tests in the US, for a total consideration of $ 5.2 million in cash. Currently the Company has paid $1.2 million and the rest will be paid based on certain milestones.

C.	Incentive performance shares units granted to directors, officers, and employees:

On January 12 and January 19, 2022, the Company granted performance shares units to directors, officers and certain employees of the Company, to be exercised upon achieving certain market capitalization of the Company.

D.	Ordinary shares granted to private placement:

On April 18, 2022, the Company entered into a definitive agreement with an institutional investor to purchase 5,000,000 ordinary shares (or ordinary shares equivalents) in a private placement. The Company will also issue to the investor warrants to purchase up to an aggregate of 6,250,000 ordinary shares. The purchase price for one ordinary share and one warrant to purchase one ordinary share is $1.50. The warrants have an exercise price of $1.50 per ordinary share, will be immediately exercisable, and will expire five years from issuance.

The gross proceeds from the private placement are expected to be $7.5 million before deducting placement agent fees and other offering expenses. The Company intends to use the net proceeds from the offering for the repayment of existing debt and working capital purposes. The private placement was closed on April 20, 2022.

On April 18, 2022, the Company entered into an amendment (the “Amendment”) with the holder of its warrants (the “February Warrants”) to purchase up to an aggregate of 2,400,000 Ordinary Shares, with a purchase price of $5.00 per Ordinary Share. The February Warrants were issued pursuant to a securities purchase agreement dated January 30, 2021. The Amendment modified the purchase price per Ordinary Share of the February Warrants to $1.50.

As a result of the Prior SPA, on April 20, 2022, Lind Global Fund II LP (“Lind Global”) exercised its right of participation, and the Company entered into a definitive securities purchase agreement with Lind Global (the “Lind SPA”) for the issuance, in a private placement, of an aggregate of 333,334 ordinary shares par value $0.09 per share (each, an “Ordinary Share”) and warrants (or the “Ordinary Warrants”) to purchase up to an aggregate of 416,668 Ordinary Shares, at a purchase price of $1.50 per Ordinary Share and associated warrant (the “Offering”), for gross proceeds of approximately $500,000.

In addition, the Company has repaid Lind Global $3,380,000 as repayment in full of that certain senior convertible note dated December 15, 2021.

E.	Major shareholder commitment

On April 28, 2022, the major shareholder of the Company, committed to finance the Company’s operations for the next 12 months until the end of April 2023 provided and as long as, the major shareholder continue to be a controlling shareholder and/or the Company cannot be finance externally from any other sources and/or until a sum of $10 million be received by the Company for its operations this year, whichever is earlier.

In exchange, for providing the required security, the controlling shareholder be entitled to an allotment of 2 million shares and 2 million warrants (cashless) at the exercise price of $1.24.